GOODWILL AND INTANGIBLE ASSETS, NET (Narrative) (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Recognized impairment loss		$ 997
Amortization expense		1,338	$ 1,377	$ 1,758
Derecognized goodwill		1,885	6,679
Derecognized intangible assets		$ 1,222	3,333
Write off of indefinite useful life intangible assets	$ 997
Write off of goodwill	$ 2,126
Oranim [Member]
Disclosure of subsidiaries [line items]
Derecognized goodwill			3,499
Derecognized intangible assets			1,414
Goodwill impairment			$ 495
Israeli Cash Generating Units [Member]
Disclosure of subsidiaries [line items]
Pre-tax discount rate of cash flows	21.86%	19.07%
Fixed growth rate	1.50%	1.50%
Write off of goodwill		$ 3,264
German Cash Generating Units [Member]
Disclosure of subsidiaries [line items]
Pre-tax discount rate of cash flows	18.64%
Fixed growth rate	1.50%